LETTER FROM THE TRUST ----------------------------------------------------------


Dear Shareholders:

     We are pleased to present for you the annual report for the U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund and the Prime Money Market Fund of Financial Investors Trust.

     We continue to pursue the most important goals of our customers, safety of principal, liquidity, a rate of return that is competitive in the market place and customer service

     We were pleased to launch the Prime Money Market Fund in December 1998, complimenting the existing Financial Investors Trust family of mutual funds.

     We appreciate your continued support of the Funds and you can be assured that we will be responsive and courteous to any suggestions you may have.


Sincerely,

/s/ W. Robert Alexander                    /s/ Donald J. Duncan

W. Robert Alexander                        Donald J. Duncan
Chairman                                   Senior Investment Manager
Financial Investors Trust                  GE Investment Management Incorporated


[LOGO]-----------------------------------------------------------------------  1

[LETTERHEAD]

INDEPENDENT AUDITORS' REPORT
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
FINANCIAL INVESTORS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund of Financial Investors Trust as of April 30, 1999, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund of Financial Investors Trust as of April 30, 1999, and the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
DENVER, COLORADO
JUNE 3, 1999

---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------


2  -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999

Face Value                                                                       Value*
----------                                                                       ------
                   U.S. TREASURY OBLIGATIONS  33.35%
--------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Notes:
 $10,000,000         6.38%, 7/15/99                                          $10,034,255
  10,000,000         7.13%, 9/30/99                                           10,095,857
  10,000,000         7.75%, 11/30/99                                          10,169,537
                                                                           -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $30,299,649)                                                          30,299,649
                                                                           -------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  66.01%                                  Collateral Value
--------------------------------------------------------------------------------------------------------------
  4,400,000        Repurchase agreement with Chase Securities Inc., 4.84%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by
                   U.S. Treasury Note, 5.50% due 2/29/00 with a repurchase
                   amount of $4,401,775                                        4,400,000         $4,491,182

  4,400,000        Repurchase agreement with CS First Boston, 4.85%, dated
                   4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bonds, 7.13% due 2/15/23 and 8.13% due
                   5/15/21 with a repurchase amount of $4,401,778              4,400,000          4,511,194

  4,400,000        Repurchase agreement with Deutsche Bank Corp., 4.86%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bond, 6.00% due 2/15/26 with a repurchase
                   amount of $4,401,782                                        4,400,000          4,488,966

  2,000,000        Repurchase agreement with Dresdner Kleinwort Benson,
                   4.85%, dated 4/30/99 and maturing 5/3/99, collateralized
                   by U.S. Treasury Note, 6.25% due 10/31/01 with a
                   repurchase amount of $2,000,808                             2,000,000          2,042,684

  4,400,000        Repurchase agreement with Goldman Sachs, 4.89%, dated
                   4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Note, 5.63% due 5/15/08 with a repurchase
                   amount of $4,401,793                                        4,400,000          4,488,275

  4,400,000        Repurchase agreement with J.P. Morgan & Co. Inc., 4.86%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by
                   U.S. Treasury Note, 4.88% due 3/31/01 with a repurchase
                   amount of $4,401,782                                        4,400,000          4,488,849

  4,400,000        Repurchase agreement with Merrill Lynch Inc., 4.80%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Note, 4.25% due 11/15/03 with a repurchase
                   amount of $4,401,760                                        4,400,000          4,489,506


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

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999 (CONTINUED)

                                                                                 Value*    Collateral Value
                                                                                 --------------------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 $4,400,000        Repurchase agreement with Morgan Stanley Inc., 4.87%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by
                   U.S. Treasury Bills due 8/19/99 - 10/28/99, U.S. Treasury
                   Note, 6.75% due 5/31/99 and U.S. Treasury Bond, 15.75%
                   due 11/15/01 with a repurchase amount of $4,401,786        $4,400,000         $4,505,162

  4,400,000        Repurchase agreement with Nationsbank Montgomery
                   Securities, 4.84%, dated 4/30/99 and maturing 5/3/99,
                   collateralized by U.S. Treasury Note, 7.75% due 12/31/99
                   with a repurchase amount of $4,401,775                      4,400,000          4,488,222

  4,400,000        Repurchase agreement with Nesbitt Burns, 4.85%, dated
                   4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bills due 7/29/99 - 2/03/00 and U.S. Treasury
                   Notes, 4.63% - 7.75% due 5/31/99 - 6/30/01 with a
                   repurchase amount of $4,401,778                             4,400,000          4,488,268

  4,400,000        Repurchase agreement with SG Cowen, 4.85%, dated 4/30/99
                   and maturing 5/3/99, collateralized by U.S. Treasury Notes,
                   4.50% - 7.50% due 8/15/99 - 2/15/08 and U.S. Treasury Bond,
                   12.38% due 5/15/04 with a repurchase amount of $4,401,778   4,400,000          4,495,045

  5,177,000        Repurchase agreement with State Street Bank Corp., 4.84%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Note, 5.50% due 12/31/00 with a repurchase amount
                   of $5,179,088                                               5,177,000          5,496,374

  4,400,000        Repurchase agreement with Warburg Dillion Reed, 4.88%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bond, 12.38% due 5/15/04 with a repurchase amount
                   of $4,401,789                                               4,400,000          4,492,148

  4,400,000        Repurchase agreement with Wheat First Securities, 4.86%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bills due 5/20/99 - 6/10/99, U.S. Treasury Notes,
                   5.25% - 8.50%, due 5/31/99 - 2/15/04, and U.S. Treasury
                   Strip, 4.88% due 4/30/01 with a
                   repurchase amount of $4,401,782                             4,400,000          4,491,250
                                                                       ------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $59,977,000)                                                          59,977,000         61,457,125
                                                                       ------------------------------------


4  -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999 (CONTINUED)

                                                                                 Value*
                                                                                 ------
TOTAL INVESTMENTS
 (Cost $90,276,649)                                           99.36%        $90,276,649

Other Assets in Excess of Liabilities                          0.64%            585,703
                                                         ------------------------------

NET ASSETS                                                   100.00%        $90,862,352
                                                         ------------------------------
                                                         ------------------------------


*See note 1 to financial statements.


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

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999

Face Value                                                                       Value*
-----------                                                                     --------
                   U.S. TREASURY OBLIGATIONS  1.43%
------------------------------------------------------------------------------------------
                   U.S. Treasury Notes:
  $5,000,000         7.13%, 9/30/99                                           $5,047,929
                                                                ------------------------
TOTAL U.S TREASURY OBLIGATIONS
  (Cost $5,047,929)                                                            5,047,929
                                                                ------------------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS  37.98%
------------------------------------------------------------------------------------------
                   Farmer Mac
    7,000,000        4.76%, 6/1/99                                             6,972,933

                   Federal Farm Credit Bank
    7,000,000        4.69%, 7/8/99                                             6,939,670

                   Federal Home Loan Bank
    8,000,000        4.71%, 5/26/99                                            7,975,914
    7,000,000        4.67%, 6/23/99                                            6,953,623
    8,000,000        4.71%, 6/30/99                                            7,939,269
    8,000,000        4.78%, 8/27/99                                            7,875,743

                   Federal Home Loan Mortgage Corp.
    8,000,000        4.71%, 7/23/99                                            7,915,176
    8,000,000        4.61%, 7/26/99                                            7,912,868
    7,000,000        4.67%, 8/30/99                                            6,891,005
    6,000,000        4.74%, 9/24/99                                            5,885,834
    5,020,000        4.71%, 10/18/99                                           4,909,604

                   Federal National Mortgage Association
    8,000,000        4.82%, 5/6/99                                             7,996,725
    6,000,000        4.75%, 5/19/99                                            5,987,200
    4,447,000        4.63%, 6/7/99                                             4,426,714
    6,000,000        4.70%, 7/13/99                                            5,944,312
    3,365,000        4.73%, 7/22/99                                            3,329,612
   11,042,000        4.73%, 8/5/99                                            10,904,415
    7,323,000        4.71%, 9/13/99                                            7,195,223
    1,076,000        4.80%, 10/12/99                                           1,052,672
    9,000,000        4.70%, 10/12/99                                           8,809,351
                                                                ------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $133,817,863)                                                        133,817,863
                                                                ------------------------


6  -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999 (CONTINUED)

                                                                                 Value*         Collateral Value
                                                                                 -------------------------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  60.58%
----------------------------------------------------------------------------------------------------------------
$15,600,000        Repurchase agreement with Chase Securities Inc.,
                   4.84%, dated 4/30/99 and maturing 5/3/99, collateralized
                   by U.S. Treasury Notes, 5.38% - 7.75% due 1/31/00 -
                   2/29/00 with a repurchase amount of $15,606,292           $15,600,000        $15,912,836

 15,600,000        Repurchase agreement with CS First Boston, 4.85%, dated
                   4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bond, 10.38% due 11/15/09 with a repurchase
                   amount of $15,606,305                                      15,600,000         15,999,196

 15,600,000        Repurchase agreement with Deutsche Bank Corp., 4.86%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by
                   U.S. Treasury Bond, 11.63% due 11/15/04 and U.S. Treasury
                   Strip due 2/15/16 with a repurchase amount of $15,606,318  15,600,000         15,912,177

 15,600,000        Repurchase agreement with Goldman Sachs, 4.89%, dated
                   4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Note, 5.63% due 5/15/08 with a repurchase
                   amount of $15,606,357                                      15,600,000         15,912,307

 15,600,000        Repurchase agreement with J.P. Morgan & Co., Inc.,
                   4.86%, dated 4/30/99 and maturing 5/3/99, collateralized
                   by U.S. Treasury Note, 4.50% due 1/31/01 with a
                   repurchase amount of $15,606,318                           15,600,000         15,912,072

 15,600,000        Repurchase agreement with Merrill Lynch Inc., 4.80%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Notes, 5.63% due 12/31/02 and 4.25% due 11/15/03
                   with a repurchase amount of $15,606,240                    15,600,000         15,914,138

 15,600,000        Repurchase agreement with Morgan Stanley Inc., 4.87%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bill due 8/26/99, U.S Treasury Note, 5.50% due
                   2/28/03 and U.S. Treasury Bond, 6.25% due 8/15/23
                   with a repurchase amount of $15,606,331                    15,600,000         16,085,699

 15,600,000        Repurchase agreement with Nationsbank Montgomery,
                   4.84%, dated 4/30/99 and maturing 5/3/99, collateralized
                   by U.S. Treasury Note, 7.75% due 12/31/99 with a
                   repurchase amount of $15,606,292                           15,600,000         15,912,026


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

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999 (CONTINUED)

                                                                                 Value*         Collateral Value
                                                                                 -------------------------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   U.S. GOVERNMENT OBLIGATIONS  (CONTINUED)
----------------------------------------------------------------------------------------------------------------
$15,600,000        Repurchase agreement with Nesbitt Burns, 4.85%, dated
                   4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Bill due 10/28/99, U.S. Treasury Notes, 4.75% -
                   8.00% due 8/15/99 - 11/15/04 and U.S. Treasury Bonds,
                   5.25% - 12.00% due 8/15/13 - 11/15/28 with a repurchase
                   amount of $15,606,305                                     $15,600,000        $15,912,920

 15,600,000        Repurchase agreement with SG Cowen, 4.85%, dated
                   4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Notes, 5.50% - 8.00% due 8/15/99 - 2/15/06 and
                   U.S. Treasury Bond, 10.75% due 5/15/03 with a repurchase
                   amount of $15,606,305                                      15,600,000         15,923,917

 26,230,000        Repurchase agreement with State Street Bank Corp.,
                   4.84%, dated 4/30/99 and maturing 5/3/99, collateralized
                   by U.S. Treasury Note, 7.75% due 11/30/99 with a
                   repurchase amount of $26,240,579                           26,230,000         26,981,222

 15,600,000        Repurchase agreement with Warburg Dillion Reed, 4.88%,
                   dated 4/30/99 and maturing 05/3/99, collateralized by
                   U.S. Treasury Bond, 12.38% due 5/15/04 with a
                   repurchase amount of $15,606,344                           15,600,000         15,914,257

 15,600,000        Repurchase agreement with Wheat First Securities, 4.86%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by U.S.
                   Treasury Note, 4.88% due 3/31/01 and U.S. Treasury Bond,
                   6.13% due 11/15/27 with a repurchase amount of
                   $15,606,318                                                15,600,000         15,926,030
                                                                       ------------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $213,430,000)                                                        213,430,000        218,218,797
                                                                       ------------------------------------

TOTAL INVESTMENTS
  (Cost $352,295,792)                                   99.99%               352,295,792

Other Assets in Excess of Liabilities                    0.01%                    37,276
                                                    ------------------------------------

NET ASSETS                                             100.00%              $352,333,068
                                                    ------------------------------------
                                                    ------------------------------------


*See note 1 to financial statements.


8  -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999

Face Value                                                                       Value*
-----------                                                                     --------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS 24.47%
--------------------------------------------------------------------------------------------------------------
                   Federal Farm Credit Bank
  $5,400,000         4.69%, 7/8/99                                            $5,353,460

                   Federal Home Loan Bank
    5,000,000        4.71%, 5/26/99                                            4,984,946
    3,000,000        4.78%, 8/27/99                                            2,953,404

                   Federal Home Loan Mortgage Corp.
    4,310,000        4.75%, 6/22/99                                            4,281,443
    3,768,000        4.75%, 7/6/99                                             3,736,063
    4,000,000        4.79%, 7/9/99                                             3,964,078
    2,000,000        4.70%, 7/9/99                                             1,982,480
    5,400,000        4.70%, 9/24/99                                            5,298,241

                   Federal National Mortgage Association
    1,337,000        4.74%, 5/7/99                                             1,336,288
    1,500,000        4.69%, 7/9/99                                             1,486,766
    5,600,000        4.70%, 7/13/99                                            5,548,024
                                                                       -----------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $40,925,193)                                                          40,925,193
                                                                       -----------------

Due Date           Discount Rate or Coupon Rate        Principal Amount          Value*
--------           ----------------------------        ----------------          ------

                   CERTIFICATES OF DEPOSIT 4.19%
--------------------------------------------------------------------------------------------------------------
Dresdner Bank
7/12/99            4.87%                                     $4,000,000       4,000,000
7/12/99            4.84%                                      3,000,000       3,000,000

TOTAL CERTIFICATES OF DEPOSIT
  (Cost $7,000,000)                                                           7,000,000
                                                                ------------------------
                   COMMERCIAL PAPER  55.37%
--------------------------------------------------------------------------------------------------------------
Abbey National Bank
5/17/99            4.81%                                      2,100,000       2,096,032

Associates Corp. of North America
5/3/99             4.94%                                      8,000,000       8,000,000

Bank of America
7/29/99            4.80%                                      4,000,000       3,953,526
7/29/99            4.80%                                      1,500,000       1,482,577


[LOGO]-----------------------------------------------------------------------  9

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999 (CONTINUED)

Due Date           Discount Rate or Coupon Rate        Principal Amount          Value*
--------           ----------------------------        ----------------          ------

                   COMMERCIAL PAPER  (CONTINUED)
--------------------------------------------------------------------------------------------------------------
Bank of Montreal
8/2/99             4.85%                                     $7,000,000       $7,000,000

Bank of Novia Scotia
5/28/99            4.83%                                      3,000,000        2,989,846
5/28/99            4.77%                                      2,400,000        2,392,028

Bayer Hypo Vereinsbk
5/19/99            4.88%                                        600,000          600,000
5/19/99            4.87%                                      2,400,000        2,400,000
5/19/99            4.79%                                      2,300,000        2,295,092

CR Suisse First Boston
7/15/99            4.82%                                      4,700,000        4,653,946
7/15/99            4.82%                                      2,300,000        2,277,508

Halifax Building Society
5/5/99             4.79%                                      1,000,000          999,731
5/5/99             4.78%                                      3,400,000        3,399,095
5/5/99             4.76%                                      2,000,000        1,999,471
5/5/99             4.73%                                      1,000,000          999,734

JP Morgan
7/2/99             4.82%                                      2,000,000        1,983,860
7/2/99             4.81%                                      1,610,000        1,597,024
7/2/99             4.78%                                      3,000,000        2,976,078

Merrill Lynch
7/19/99            4.79%                                      5,800,000        5,740,466
7/19/99            4.77%                                      1,200,000        1,187,749

Morgan Stanley Dean Witter
6/2/99             4.85%                                      2,480,000        2,469,887
6/2/99             4.84%                                        520,000          517,887
6/2/99             4.78%                                      2,400,000        2,390,417
6/2/99             4.77%                                      1,600,000        1,593,635

Societe General Bank
8/3/99             4.85%                                      7,000,000        7,000,000

Toronto Dominion Bank
6/14/99            4.83%                                      5,400,000        5,400,000


10 -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999 (CONTINUED)

Due Date           Discount Rate or Coupon Rate        Principal Amount          Value*
--------           ----------------------------        ----------------          ------

                   COMMERCIAL PAPER  (CONTINUED)
--------------------------------------------------------------------------------------------------------------
UBS AG
5/3/99             4.81%                                     $2,480,000       $2,480,000
5/3/99             4.77%                                      4,500,000        4,500,000

Wells Fargo & Co.
7/23/99            4.80%                                      5,300,000        5,242,630

TOTAL COMMERCIAL PAPER
  (Cost $92,618,219)                                                          92,618,219
                                                                             -------------

                   TIME DEPOSITS 3.53%
--------------------------------------------------------------------------------------------------------------
Bank of Novia Scotia
5/27/99            4.81%                                      1,600,000        1,600,000

Bayer Hypo Vereinsbk
5/19/99            4.75%                                      1,700,000        1,700,000

State Street
5/3/99             4.81%                                      2,607,000        2,607,000

TOTAL TIME DEPOSITS
  (Cost $5,907,000)                                                            5,907,000
                                                                             -------------

                                                                                           Collateral Value
                                                                                           ----------------
                   REPURCHASE AGREEMENTS COLLATERALIZED
                   BY U.S. GOVERNMENT OBLIGATIONS  12.55%
--------------------------------------------------------------------------------------------------------------
  7,000,000        Repurchase agreement with CS First Boston, 4.85%,
                   dated 4/30/99 and maturing 5/3/99, collateralized by
                   U.S. Treasury Bonds, 9.37% - 13.88 due 8/15/05 -
                   5/15/11 with a repurchase amount of $7,002,829              7,000,000         $7,179,153

  7,000,000        Repurchase agreement with Deutsche Bank Corp., 4.86%
                   dated 4/30/99 and maturing 5/3/99, collateralized by
                   U.S. Treasury Bond, 14.00% due 11/15/11 with a
                   repurchase amount of $7,002,835                             7,000,000          7,140,271

  7,000,000        Repurchase agreement with Warburg Dillon Reed, 4.88%,
                   dated 4/30/99 and maturing 05/3/99, collateralized by
                   U.S. Treasury Bond, 12.38% due 5/15/04 with a
                   repurchase amount of $7,002,847                             7,000,000          7,142,242
                                                                       ------------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $21,000,000)                                                          21,000,000         21,461,666
                                                                       ------------------------------------


[LOGO]----------------------------------------------------------------------- 11

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 1999 (CONTINUED)

                                                                              Value*
                                                                              ------
TOTAL INVESTMENTS
 (Cost $167,450,412)                                   100.11%              $167,450,412

Liabilities in Excess of Other Assets                   (0.11)%                 (190,817)
                                                    ------------------------------------
NET ASSETS                                             100.00%              $167,259,595
                                                    ------------------------------------
                                                    ------------------------------------


*See note 1 to financial statements.


12 -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1999

                                                    U.S. TREASURY        U.S. GOVERNMENT           PRIME
                                                    MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                        FUND                  FUND                 FUND
                                              ----------------------------------------------------------------
ASSETS
Investments, at amortized cost
   (which approximates market value)(1)
    - see accompanying statement                    $90,276,649           $352,295,792         $167,450,412
Interest receivable                                     606,574                118,425               80,672
Organizational costs,
   net of accumulated amortization                        5,111                      0                    0
Prepaid and other assets                                 31,406                 76,612                3,771
--------------------------------------------------------------------------------------------------------------

     Total Assets                                    90,919,740            352,490,829          167,534,855
--------------------------------------------------------------------------------------------------------------


LIABILITIES
Dividends payable                                         6,278                 76,944              247,092
Accrued investment advisory fee                           4,162                  8,039                4,561
Accrued administration fee                               15,234                 26,765                9,538
Other payables                                           31,714                 46,013               14,069
--------------------------------------------------------------------------------------------------------------

     Total Liabilities                                   57,388                157,761              275,260
--------------------------------------------------------------------------------------------------------------

NET ASSETS                                          $90,862,352           $352,333,068         $167,259,595
--------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                     $90,889,989           $352,497,486         $167,259,552
Accumulated net realized gain (loss)                    (27,637)              (164,418)                  43
--------------------------------------------------------------------------------------------------------------

NET ASSETS                                          $90,862,352           $352,333,068         $167,259,595(2)
--------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding            90,889,989            352,346,197          167,259,552(2)
--------------------------------------------------------------------------------------------------------------

Net asset value and redemption value per share            $1.00                  $1.00                $1.00
--------------------------------------------------------------------------------------------------------------

(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, and Prime Money Market Funds in the amounts of $59,977,000, $213,430,000 and $21,000,000, respectively.

(2)  Prime Money Market Fund                             Net Assets    Shares Outstanding
                                                         ----------    ------------------
           Class I                                       167,257,334       167,257,291
           Class II                                         2,261             2,261


See notes to financial statements.


[LOGO]----------------------------------------------------------------------- 13

FINANCIAL INVESTORS TRUST ------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1999

                                                    U.S. TREASURY        U.S. GOVERNMENT           PRIME
                                                    MONEY MARKET          MONEY MARKET         MONEY MARKET
                                                        FUND                  FUND                FUND(2)
                                              ----------------------------------------------------------------
INVESTMENT INCOME                                    $6,897,726            $10,712,318           $1,265,519
--------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                         66,847                 82,280               10,306
Administration services(1)(Note 2)                      603,289                367,491              142,027
Legal                                                     8,755                 20,814                1,801
Amortization of organization costs                       68,288                  3,520                    0
Insurance                                                 6,566                  8,479                    0
SEC Registration                                              -                 12,432               11,821
State Registration                                        3,757                  2,232                    -
  Class I                                                     -                      -                2,574
  Class II                                                    -                      -                    4
Distribution - Class II                                       -                      -                   91
Other                                                     2,393                  2,694                1,315
--------------------------------------------------------------------------------------------------------------

Total Expenses                                          759,895                499,942              169,939
--------------------------------------------------------------------------------------------------------------

Expenses waived by administrator                       (318,834)               (88,651)            (118,340)
--------------------------------------------------------------------------------------------------------------

Net Expenses                                            441,061                411,291               51,599
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                 6,456,665             10,301,027            1,213,920
--------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENTS                              -                      -                   43
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      $6,456,665            $10,301,027           $1,213,963
--------------------------------------------------------------------------------------------------------------

(1) Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, audit and printing.
(2)  For the period December 10, 1998 to April 30, 1999.

See notes to financial statements.


14 -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    U.S. TREASURY                     U.S. GOVERNMENT
                                                    MONEY MARKET                       MONEY MARKET
                                                        FUND                               FUND
                                         ---------------------------------------------------------------------
                                            For the Year Ended April 30,       For the Year Ended April 30,
                                               1999            1998               1999            1998
                                         ---------------------------------------------------------------------
OPERATIONS
Net investment income                      $6,456,665       $8,086,434         $10,301,027      $7,068,999
Net realized gain on investments                    0            6,180                   0               0
--------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                          6,456,665        8,092,614          10,301,027       7,068,999

DISTRIBUTIONS
Dividends to shareholders from net
   investment income                       (6,456,665)      (8,086,434)        (10,301,027)     (7,068,999)
--------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                               188,834,889      597,251,125         826,998,395     438,749,225
Dividends reinvested                        6,860,511        7,918,215          10,370,767       6,088,821
Shares redeemed                          (243,001,992)    (634,698,326)       (635,258,161)   (382,031,631)
--------------------------------------------------------------------------------------------------------------

Change in net assets derived from
   beneficial interest transactions       (47,306,592)     (29,528,986)        202,111,001      62,806,415
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
   IN NET ASSETS                          (47,306,592)     (29,522,806)        202,111,001      62,806,415

NET ASSETS:
Beginning of year                         138,168,944      167,691,750         150,222,067      87,415,652
--------------------------------------------------------------------------------------------------------------

End of year                               $90,862,352     $138,168,944        $352,333,068    $150,222,067
--------------------------------------------------------------------------------------------------------------


(1) At net asset value of $1.00 per share.

See notes to financial statements.


[LOGO]----------------------------------------------------------------------- 15

FINANCIAL INVESTORS TRUST ------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                         PRIME MONEY
                                                                          MARKET FUND
                                                     ---------------------------------------------------------
                                                                        For the Period
                                                                       December 10, 1998
                                                                              to
                                                                       to April 30, 1999
                                                     ---------------------------------------------------------
OPERATIONS
Net investment income                                                     $1,213,920
Net realized gain on investments                                                  43
--------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting
   from operations                                                         1,213,963

DISTRIBUTIONS
Dividends to shareholders from net investment income
  Class I                                                                (1,212,272)
  Class II                                                                   (1,648)
--------------------------------------------------------------------------------------------------------------

Net decrease in net assets from distributions                            (1,213,920)
--------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                                        265,150,363
      Dividends reinvested                                                   439,755
      Shares redeemed                                                   (98,332,827)
  Class II
      Shares sold                                                            380,613
      Dividends reinvested                                                     1,648
      Shares redeemed                                                      (380,000)
--------------------------------------------------------------------------------------------------------------

Change in net assets derived from
  beneficial interest transactions                                       167,259,552
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               167,259,595

NET ASSETS:
Beginning of year                                                                  0
--------------------------------------------------------------------------------------------------------------

End of year                                                             $167,259,595
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

(1) At net asset value of $1.00 per share.

See notes to financial statements.


16 -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):

                                                                 For the Period Ended April 30,
                                                    1999       1998          1997        1996      1995 (2)
                                               ---------------------------------------------------------------
Net asset value - beginning of period              $1.00      $1.00         $1.00       $1.00      $1.00
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                               0.05       0.05          0.05        0.05       0.04
--------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income               (0.05)     (0.05)        (0.05)      (0.05)     (0.04)
--------------------------------------------------------------------------------------------------------------

Net asset value - end of period                    $1.00      $1.00         $1.00       $1.00      $1.00
--------------------------------------------------------------------------------------------------------------

Total return                                        4.90%      5.30%         5.15%       5.44%      4.71%(3)
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $90,862   $138,169      $167,692    $316,364   $109,055
--------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets             0.33%      0.33%         0.30%       0.30%      0.50%(3)
--------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
  average net assets                                4.83%      5.18%         5.02%       5.36%      4.87%(3)
--------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets
  without fee waivers                               0.57%      0.55%         0.67%       0.71%      1.32%(3)
--------------------------------------------------------------------------------------------------------------

Ratio of net investment income to
  average net assets without fee waivers            4.59%      4.96%         4.65%       4.95%      4.05%(3)
--------------------------------------------------------------------------------------------------------------


(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on May 25, 1994.
(3) Annualized

See notes to financial statements.


[LOGO]----------------------------------------------------------------------- 17

FINANCIAL INVESTORS TRUST ------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):

                                                                 For the Period Ended April 30,
                                                    1999       1998          1997        1996      1995(2)
                                               ---------------------------------------------------------------
Net asset value - beginning of period              $1.00      $1.00         $9.97       $9.97     $10.00
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                               0.05       0.05          0.14        0.55       0.44
Net realized and unrealized gain (loss)
  on investments                                    0.00       0.00          0.00        0.00      (0.03)
--------------------------------------------------------------------------------------------------------------
Total income from investment operations             0.05       0.05          0.14        0.55       0.41
--------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income               (0.05)     (0.05)        (0.14)      (0.55)     (0.44)
Stock Split (Note 3)                                0.00       0.00         (8.97)       0.00       0.00
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                     (0.05)     (0.05)        (9.11)      (0.55)     (0.44)
--------------------------------------------------------------------------------------------------------------
Net asset value - end of period                    $1.00      $1.00         $1.00       $9.97      $9.97
--------------------------------------------------------------------------------------------------------------
Total return                                        5.16%      5.48%         5.23%       5.65%      4.73%(3)
--------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                 $352,333   $150,222       $87,416     $31,082    $41,893
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             0.20%      0.20%         0.23%       0.60%      0.45%(3)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                5.01%      5.35%         5.13%       5.38%      5.23%(3)
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                               0.24%      0.31%         0.39%       0.85%      0.65%(3)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers            4.96%      5.24%         4.97%       5.12%      5.03%(3)
--------------------------------------------------------------------------------------------------------------


(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.
(2) Operations commenced on June 7, 1994.
(3) Annualized

See notes to financial statements.


18 -----------------------------------------------------------------------[LOGO]

FINANCIAL INVESTORS TRUST ------------------------------------------------------

PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):

                                                                         For the Period
                                                               December 10, 1998 to April 30, 1999
                                                     ---------------------------------------------------------
                                                           Class I                           Class II
                                                     ---------------------------------------------------------
Net asset value - beginning of period                       $1.00                              $1.00
--------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.02                               0.02
--------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                        (0.02)                             (0.02)
--------------------------------------------------------------------------------------------------------------
Net asset value - end of period                             $1.00                              $1.00
--------------------------------------------------------------------------------------------------------------
Total return                                                 4.82%(2)                           4.55%(2)
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                          $167,257                                 $2
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      0.20%(2)                           0.45%(2)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                         4.71%(2)                           4.53%(2)
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                        0.66%(2)                           1.24%(2)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets without fee waivers                     4.25%(2)                           3.74%(2)
--------------------------------------------------------------------------------------------------------------


(1) Class I and Class II commenced operations on December 10, 1998 and December 23, 1998, respectively.
(2) Annualized.

See notes to financial statements.


[LOGO]----------------------------------------------------------------------- 19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

         Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

         The Prime Money Market Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

         REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

         FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provisions are required.

         ORGANIZATION COSTS: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund have deferred certain organization costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all, or part of the initial investment in shares of the Funds are withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

         EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among the Funds based on average net assets.

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


20 -----------------------------------------------------------------------[LOGO]

NOTES TO FINANCIAL STATEMENTS (CONTINUED) --------------------------------------

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

         The Trust has entered into Investment Advisory Agreements with GE Investment Management, Incorporated ("GEIM"). Pursuant to these advisory agreements, GEIM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                U.S. Treasury              U.S. Government                     Prime
Average Net Assets            Money Market Fund           Money Market Fund              Money Market Fund
----------------------------------------------------------------------------------------------------------
First $500 million                  0.05%                       0.04%                          0.04%
Next $500 million                  0.075%                       0.06%                          0.06%
Next $500 million                   0.10%                       0.08%                          0.08%
In excess of $1.5 billion           0.15%                       0.08%                          0.08%

         ALPS~Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                                U.S. Treasury              U.S. Government                     Prime
Average Net Assets           Money Market Fund*          Money Market Fund*             Money Market Fund*
----------------------------------------------------------------------------------------------------------
First $500 million                  0.26%                       0.16%                          0.16%
Next $500 million                   0.24%                       0.14%                          0.14%
In excess of $1 billion             0.22%                       0.12%                          0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

         ALPS has agreed to voluntarily waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by ALPS. Fee waivers by ALPS are voluntary and may be terminated at any time.

         The Trustees have adopted a Distribution Plan of behalf of Class II of the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of .25% of the average net assets of Class II.

         Three shareholders of the U.S. Treasury Money Market Fund owned 14.4 percent, 13.2 percent, and 10.0 percent of that Fund's outstanding shares at April 30, 1999. One shareholder of the U.S. Government Money Market Fund owned
36.7 percent of that Fund's outstanding shares at April 30, 1999. Two shareholders of the Prime Money Market Fund owned 35.8 percent and 14.0 percent of that Fund's outstanding shares at April 30, 1999.

3.   FUNDAMENTAL CHANGES

         At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.


[LOGO]----------------------------------------------------------------------- 21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Intentionally
                                   Left Blank
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]----------------------------------------------------------------------- 22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Intentionally
                                   Left Blank
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]----------------------------------------------------------------------- 23

THESE FUNDS ARE NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT, THE
FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENTAL AGENCY OR INSURER.
                                                             [LOGO]FINANCIAL
                                                                   INVESTORS
INVESTMENT ADVISER                                                 TRUST
GE Investment Management
Incorporated
3003 Summer Street
P.O. Box 7900
Stramford, Connecticut 06905

ADMINISTRATOR, DISTRIBUTOR,
TRANSFER AGENT &
FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, CO 80202

LEGAL COUNSEL                                                     ANNUAL REPORT
Davis, Graham & Strubbs LLP                                       APRIL 30, 1999
370 Seventeenth Sreet
Suite 4700
Denver, CO 80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, CO 80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut 06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

MUST BE ACCOMPANIED OR PRECEDED BY
A CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL
1-800-298-3442


GE INVESTMENTS                               GE INVESTMENTS
-----------------------------------          -----------------------------------
THE INVESTMENT MANAGEMENT ARM OF GE          THE INVESTMENT MANAGEMENT ARM OF GE
INVESTMENT ADVISOR                           INVESTMENT ADVISOR

ALPS MUTUAL FUND SERVICES
-------------------------
SPONSOR AND DISTRIBUTOR